Schedule II: Valuation and Qualifying Accounts (Detail) - USD ($) $ in Thousands	12 Months Ended
	Jan. 31, 2017	Jan. 31, 2016		Jan. 31, 2015
Allowance for Customer Receivables [Member]
Valuation And Qualifying Accounts Disclosure [Line Items]
Balance at Beginning of Period	$ 3,245	$ 3,167	[1]	$ 5,341	[1]
Charges to Costs and Expenses	188	1,392		1,718	[1]
Deductions	(235)	(1,314)		(3,892)	[1]
Balance at End of Period	3,198	3,245		3,167	[1]
Valuation Allowance for Deferred Tax Asset [Member]
Valuation And Qualifying Accounts Disclosure [Line Items]
Balance at Beginning of Period	140,124	114,990		72,487
Charges to Costs and Expenses	20,792	26,923		44,618
Charges to Other Accounts	(57)	(1,580)		(1,913)
Deductions	(3,195)	(209)		(202)
Balance at End of Period	157,664	140,124		114,990
Allowance for inventory [Member]
Valuation And Qualifying Accounts Disclosure [Line Items]
Balance at Beginning of Period	1,216	1,619		2,412
Charges to Costs and Expenses	123	571		18
Deductions	(430)	(974)		(811)
Balance at End of Period	$ 909	$ 1,216		$ 1,619

[1]	For the fiscal year ended January 31, 2015, deductions on the allowance for customer receivables primarily relates to a write-off of invoices from a certain customer, as well as collections on receivables previously reserved.